Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	May 31, 2013 Term loan due on 2016 [Member]	Nov. 30, 2012 Term loan due on 2016 [Member]	May 31, 2013 Senior subordinated notes [Member]	May 31, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	Jan. 28, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	May 31, 2013 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	Nov. 30, 2012 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	May 31, 2013 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 Senior subordinated notes due 2012 [Member]	Nov. 30, 2012 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]	Dec. 31, 2009 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]
Debt Instrument [Line Items]
Term loan, bearing interest at variable rates		3.71%	3.70%
Convertible subordinated debentures, bearing interest						7.125%	7.125%	2.25%	2.25%	4.0625%	4.0625%	9.50%	4.0625%	4.0625%
Term loan, bearing interest at variable rates amount		$ 0.6	$ 0.6
Capital lease, Maturity date	March 2017	March 2017	November 2016	November 2016	March 2021			November 2024	November 2024	December 2034		May 2012	December 2039